Long-Term Debt (Tables)	12 Months Ended
Sep. 26, 2015
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt
	Maturity Date	September 26, 2015	September 27, 2014
Term loan	February 2020	$1,369	$1,383
Term loan	January 2021	1,019	1,122
Revolving line of credit	May 2020	—	—
5 1∕8% Second Priority Senior Secured Notes	July 2023	700	—
5 1∕2% Second Priority Senior Secured Notes	May 2022	500	500
9 3∕4% Second Priority Senior Secured Notes	Retired	—	800
Debt discounts and deferred fees		(29)	(36)
Capital leases and other	Various	126	133
Total long-term debt		3,685	3,902
Current portion of long-term debt		(37)	(58)
Long-term debt, less current portion		$3,648	$3,844

Schedule Of Future Maturities
Fiscal Year	Maturities
2016	$37
2017	35
2018	35
2019	33
2020	1,332
Thereafter	2,242
$3,714